Document and Entity Information	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2022
Entity Registrant Name	Otonomy, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36591
Entity Tax Identification Number	26-2590070
Entity Address, Address Line One	4796 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	619
Local Phone Number	323-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OTIC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001493566